Consolidated Statements of Financial Position - EUR (€) € in Thousands		Dec. 31, 2024	Dec. 31, 2023
Non‐current assets
Intangible assets		€ 170,087	€ 193,395
Goodwill		90,901	94,915
Property, plant and equipment		20,021	17,406
Right-of-use assets		65,678	24,866
Deferred tax assets		38,834	36,703
Regulatory deposits		13,015	11,951
Loans receivable		0	89,090
Investment in associate		2,666	0
Financial assets		272	174
Prepayment for sportsbook software		112,594	0
Total Non-Current Assets		514,068	468,500
Current assets
Trade and other receivables		133,791	154,615
Income tax receivables		9,212	12,535
Restricted cash		8,703	38,287
Cash and cash equivalents	[1]	372,882	241,923
Loans receivable		853	6,719
Fixed term deposits		13,180	0
Assets held for sale		0	38,292
Total Current assets		538,621	492,371
TOTAL ASSETS		1,052,689	960,871
Non-current liabilities
Lease liabilities		64,566	23,919
Deferred tax liability		2,096	4,684
Provisions		1,096	0
Derivative financial instruments		0	2,056
Contingent consideration		0	322
Total non-current liabilities		67,758	30,981
Current liabilities
Lease liabilities		5,794	5,226
Deferred and contingent consideration		368	2,392
Interest-bearing loans and borrowings		36	87
Trade and other payables		270,852	195,392
Customer liabilities		51,108	67,592
Provisions		7,205	44,826
Income tax payables		19,194	25,840
Derivative financial instruments		2,195	42,600
Liabilities associated with assets held for sale		0	7,140
Dividends payable		72,531	0
Total Current liabilities		429,283	391,095
TOTAL LIABILITIES		497,041	422,076
EQUITY
Issued capital		289,753	289,753
Treasury shares		(2,632)	(2,632)
Accumulated other comprehensive profit / (deficit)		10,333	(7,424)
Retained profit		260,080	240,618
Equity attributable to owners of the parent		557,534	520,315
Non-controlling interest		(1,886)	18,480
EQUITY		555,648	538,795
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		€ 1,052,689	€ 960,871

[1]	Cash and cash equivalents at the year end includes unrestricted cash held for corporate purposes of €355.8 million and monies held for regulatory purposes of €17.1 million.